Other Disclosures - Separate Financial Statements and Preference Shares and Preferred Securities (Tables)	12 Months Ended
Dec. 31, 2017
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEETS (Parent company only)	December 31, 2017	December 31, 2016	December 31, 2015
	(Millions of Euros)
Assets
Cash and due from banks	76,690	49,979	63,790
Of which:
To bank subsidiaries	20,818	11,442	10,471
Trading account assets	64,326	70,437	79,474
Investment securities	49,194	45,702	54,807
Of which:
To bank subsidiaries	6,474	8,326	12,191
To non-bank subsidiaries	3,729	3,662	2,978
Net Loans and leases	197,591	195,532	200,046
Of which:
To non-bank subsidiaries	33,113	35,085	36,204
Investment in affiliated companies	85,428	80,614	80,822
Of which:
To bank subsidiaries	65,567	63,210	68,681
To non-bank subsidiaries	19,861	17,404	12,141
Premises and equipment, net	1,929	1,834	1,781
Other assets	17,257	17,146	17,554
Total assets	492,415	461,244	498,274

Liabilities
Deposits	256,389	265,565	277,058
Of which:
To bank subsidiaries	20,391	19,179	18,365
To non-bank subsidiaries	13,115	40,082	43,954
Short-term debt	40,540	19,110	36,353
Long-term debt	53,023	34,499	41,248
Total debt	93,563	53,609	77,601
Of which:
To bank subsidiaries	1,138	-	770
To non-bank subsidiaries	2,966	14,062	17,310
Other liabilities	71,896	78,835	81,756
Total liabilities	421,848	398,009	436,415

Stockholders' equity
Capital stock	8,068	7,291	7,217
Retained earnings and other reserves	62,499	55,944	54,642
Total stockholders' equity	70,567	63,235	61,859

Total liabilities and Stockholders’ Equity	492,415	461,244	498,274

Condensed Income Statement [Table Text Block]

CONDENSED STATEMENTS OF INCOME (Parent company only)
	December 31, 2017	December 31, 2016	December 31, 2015
	(Millions of Euros)
Interest income
Interest from earning assets	5,733	6,023	6,948
Dividends from affiliated companies	3,320	3,459	3,235
Of which:
From bank subsidiaries	2,580	2,686	2,786
From non-bank subsidiaries	740	773	449
	9,053	9,482	10,183
Interest expense	(3,204)	(3,113)	(3,582)
Interest income / (Charges)	5,849	6,369	6,601
Provision for credit losses	(451)	(528)	(1,002)
Interest income / (Charges) after provision for credit losses	5,398	5,841	5,599
Non-interest income:	3,872	3,403	3,268
Non-interest expense:	(6,293)	(7,115)	(6,836)
Income before income taxes	2,977	2,129	2,031
Income tax expense	29	352	246
Net income	3,006	2,481	2,277

Condensed Statement of Comprehensive Income [Table Text Block]

CONDENSED STATEMENTS OF
COMPREHENSIVE INCOME (Parent company only)	December 31, 2017	December 31, 2016	December 31, 2015
	(Millions of Euros)

NET INCOME	3,006	2,481	2,277
OTHER COMPREHENSIVE INCOME	(356)	364	(356)
Items that may be reclassified subsequently to profit or loss	(341)	439	(293)
Available-for-sale financial assets:	(625)	619	(416)
Revaluation gains/(losses)	(283)	830	34
Amounts transferred to income statement	(342)	(211)	(450)
Other reclassifications	-	-	-
Cash flow hedges:	(7)	4	(1)
Revaluation gains/(losses)	(7)	4	(1)
Amounts transferred to income statement	-	-	-
Amounts transferred to initial carrying amount of hedged items	-	-	-
Other reclassifications	-	-	-
Hedges of net investments in foreign operations:	-	-	(1)
Revaluation gains/(losses)	-	-	(1)
Amounts transferred to income statement	-	-	-
Other reclassifications	-	-	-
Exchange differences:	-	-	-
Non-current assets held for sale:	-	-	-
Income tax	291	(184)	125
Items that will not be reclassified to profit or loss:	(15)	(75)	(63)
Actuarial gains/(losses) on pension plans	(23)	(106)	(90)
Income tax	8	31	27
TOTAL COMPREHENSIVE INCOME	2,650	2,845	1,921

Condensed Cash Flow Statement [Table Text Block]

CONDENSED CASH FLOW STATEMENTS
(Parent company only)	December 31, 2017	December 31, 2016	December 31, 2015
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	3,006	2,481	2,277
Adjustments to profit	1,824	1,245	3,081
Net increase/decrease in operating assets	(10,430)	36,393	(2,367)
Net increase/decrease in operating liabilities	21,915	(36,632)	(4,585)
Reimbursements/payments of income tax	(839)	151	(21)
Total net cash flows from operating activities (1)	15,476	3,638	(1,615)

2. Cash flows from investing activities
Investments (-)	(8,818)	(4,419)	(2,149)
Divestments (+)	4,995	7,249	1,696
Total net cash flows from investment activities (2)	(3,823)	2,830	(453)

3. Cash flows from financing activities
Issuance of own equity instruments	7,072	-	7,500
Disposal of own equity instruments	1,004	957	2,240
Acquisition of own equity instruments	(972)	(943)	(2,224)
Issuance of debt securities	2,894	2,346	2,849
Redemption of debt securities	(764)	(5,333)	(935)
Dividends paid	(2,665)	(2,308)	(1,498)
Issuance/Redemption of equity instruments	-	-	-
Other collections/payments related to financing activities	532	-	(72)
Total net cash flows from financing activities (3)	7,101	(5,281)	7,860

4. Effect of exchange rate changes on cash and cash equivalents (4)	(655)	289	(496)

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	18,099	1,476	5,296
Cash and cash equivalents at beginning of period	15,635	14,159	8,863
Cash and cash equivalents at end of period	33,734	15,635	14,159

Schedule of preferred shares and securities

	2017	2016	2015
		(Millions of Euros)
Preference shares	404	413	449
Preferred securities	8,369	6,916	6,749
Total at period-end	8,773	7,329	7,198

Schedule of preferred shares and securities by issuer

	Outstanding at December 31, 2017
		Amount in
Preference Shares		currency		Redemption
Issuer/Date of issue	Currency	(million)	Interest rate	Option (1)
Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, May 2006	Pounds Sterling	13.8	6.222% (2)	May 24, 2019
Santander Bank, National Association, August 2000	US Dollar	153.0	12.00%	May 16, 2020
Santander Holdings USA, Inc, May 2006 (*)	US Dollar	75.5	7.30%	May 15, 2011

	Outstanding at December 31, 2017
		Amount in
Preferred Securities		currency
Issuer/Date of issue	Currency	(million)	Interest rate	Maturity date
Banco Santander, S.A.
Banco Español de Crédito, October 2004	Euro	36.5	€CMS 10 + 0.125%	Perpetuity
Banco Español de Crédito (1), November 2004	Euro	106.5	5.5%	Perpetuity
Banco Santander, S.A., March 2014	Euro	1,500.0	6.25% (3)	Perpetuity
Banco Santander, S.A., May 2014	US Dollar	1,500.0	6.375% (4)	Perpetuity
Banco Santander, S.A., September 2014	Euro	1,500.0	6.250% (5)	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	US Dollar	18.2	2.0%	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	US Dollar	25.0	2.0%	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	Euro	306.9	2.0%	Perpetuity
Santander Finance Capital, S.A. (Unipersonal), March 2009	Euro	153.4	2.0%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2004 (*)	US Dollar	89.3	6.41%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 +0.05% subject to a maximum distribution of 8% per annum	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), October 2004	Euro	155.0	5.75%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), November 2006 (*)	US Dollar	161.8	6.80%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), January 2007 (*)	US Dollar	109.5	6.50%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), March 2007 (*)	US Dollar	210.4	US3M + 0.52%	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), July 2007	Pounds Sterling	4.9	7.01%	Perpetuity
Santander International Preferred S.A. (Sociedad Unipersonal), March 2009	US Dollar	979.7	2.0%	Perpetuity
Santander International Preferred S.A. (Sociedad Unipersonal), March 2009	Euro	8.6	2.0%	Perpetuity

Santander UK Group
Abbey National Plc, February 2001(6)	Pounds Sterling	39.5	7.04%	Perpetuity
Abbey National Plc, August 2002	Pounds Sterling	1.8	Fixed to 6.984% until February 9, 2018, and thereafter, at a rate reset semi-annually of 1.86% per annum + Libor GBP (6M)	Perpetuity
Abbey National Plc, June 2015	Pounds Sterling	650.0	7.38%	Perpetuity

Banco Santander (Brasil), S.A.
January 2014	US Dollar	129.6	7.38%	October 29, 2049

Banco Popular
Pastor FRN, June 2004	Euro	11.5	2.07%	Perpetuity
(1)	From this date the issuer can redeem the shares, subject to prior authorization by the national supervisor.
(2)

That issuance is a Fixed/Floating Rate Non-Cumulative Callable Preference Shares. Dividends will accrue on a principal amount equal to £1,000 per Preference Share at a rate of 6.222% per annum in respect of the period from (and including) May 24, 2006 (the Issue Date) to (but excluding) May 24, 2019 (the First Call Date) and thereafter at a rate reset quarterly equal to 1.13% per annum above the London interbank offered rate for three-month sterling deposits. From (and including) the Issue Date to (but excluding) the First Call Date, dividends, if declared, will be paid annually in arrears on May 24, in each year. Subject as provided herein, the first such dividend payment date will be May 24, 2007 and the last such dividend payment date will be the First Call Date. From (and including) the First Call Date, dividends, if declared, will be paid quarterly in arrears on May 24, August 24, November 24 and February 24, in each year. Subject as provided herein, the first such dividend payment date will be August 24, 2019.

(3)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 541 basis points on the five-year Mid-Swap Rate.

(4)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.375% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 478.8 basis points on the five-year Mid-Swap Rate.

(5)

Payment is subject to certain conditions and to the discretion of the Bank. The 6.25% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 564 basis points on the five-year Mid-Swap Rate.

(6)

From February 14, 2026, this issue will bear interest at a rate, reset every five years, of 3.75% per annum above the gross redemption yield on a five-year specified United Kingdom government security.

(*)   Listed in the U.S.